SSgA Funds

c/o State Street Bank and Trust Company

Legal Administration Services Department

P.O. Box 5049

Boston, MA 02206-5049

April 2, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SSgA Funds (the “Registrant”)

File Nos. 33-19229; 811-5430

Dear Sir/Madame:

Pursuant to Rule 497(c) of the Securities Act of 1933, as amended, the Registrant is filing herewith XBRL data in conjunction with the March 11, 2013 filing of a definitive prospectus for one of its series, the SSgA Clarion Real Estate Fund.

Please feel free to contact the undersigned at (617) 662-3967, if you have any questions.

Very truly yours,

/s/ Mark E. Tuttle

Mark E. Tuttle

Assistant Secretary

SSgA Funds